Loans and Leases (Details) - Schedule of maturity analysis of lease liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans and Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Lease liabilities (including interest)	$ 5,230	$ 5,711
Less than one year [Member]
Loans and Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Lease liabilities (including interest)	1,238	1,198
1 to 2 [Member]
Loans and Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Lease liabilities (including interest)	1,002	1,000
2 to 3 [Member]
Loans and Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Lease liabilities (including interest)	806	797
3 to 5 [Member]
Loans and Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Lease liabilities (including interest)	1,436	1,352
6 and thereafter [Member]
Loans and Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Lease liabilities (including interest)	$ 748	$ 1,364